Offerings - Offering: 1	Sep. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 45,475,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,962.22
Offering Note	Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The proposed maximum aggregate value of the transaction is calculated based on (i) up to 8,500,000 common shares, no par value (the "Common Shares"), of Epsilon Energy Ltd. ("Epsilon") that will be issued in connection with the completion of the transactions contemplated by (A) that Membership Interest Purchase Agreement by and among the Company, Epsilon Energy USA, Inc. ("Epsilon USA"), Peak Exploration & Production, LLC, certain seller signatory thereto, and Yorktown Energy Partners XI, L.P., as representative of such sellers, and (B) that Membership Interest Purchase Agreement by and among the Company, Epsilon USA, Yorktown Energy Partners XI, L.P., and Peak BLM Lease LLC, multiplied by (ii) $5.35 which is the average of the high and low price per share of Common Shares, as reported on the NASDAQ Global Market on September 15, 2025. In accordance with Section 14(g) of the Exchange Act and Rule 0-11 of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in note (1) above by 0.00015310.